Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in)/from operating activities:
Amortization of right-of-use operating lease assets			$ 10.1	$ 12.0	$ 11.8
Interest on operating lease liability			(5.4)	(5.5)
Change in right of lease assets			(6.7)	0.4	12.9
Change in operating lease liabilities			(15.5)	(17.5)	(17.3)
Net cash (used in)/from operating activities			(55.0)	524.7	(672.7)
Cash flows (used in)/from investing activities:
Proceeds/(purchases) of short term investments			(7.0)	(26.8)	(58.3)
Payments for acquisitions and investments, net of cash acquired			(2.0)	(3.2)
(Purchases) of other investments			(62.5)	(20.0)	0.0
Net cash (used in)/from investing activities			(196.5)	(950.3)	1,151.2
Cash flows used in/from financing activities:
Net cash (used in)/from financing activities			(84.6)	0.5	223.5
Cash and cash equivalents at beginning of period	[1]		1,314.1
Cash and cash equivalents at end of period (1)	[1]		959.2	1,314.1
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect			(354.9)	(433.2)	716.8
Proceeds from sales and maturities of fixed income securities — Trading			293.6	548.2	554.4
Parent Company
Cash flows (used in)/from operating activities:
Net income (excluding equity in net earnings of subsidiaries)			36.9	120.3	52.0
Realized and unrealized losses/(gains)			19.7	(6.7)	1.5
(Gain)/loss on derivative contracts			(15.4)	6.2	(0.3)
Amortization of right-of-use operating lease assets			0.5	0.5	0.4
Interest on operating lease liability			0.1	0.1	(0.4)
Change in other assets			2.1	(1.6)	0.5
Change in right of lease assets			0.0	(2.0)	0.0
Change in accrued expenses and other payables			(3.2)	1.4	15.9
Change in intercompany activities			41.1	35.0	41.6
Change in operating lease liabilities			(0.6)	1.5	0.0
Net cash (used in)/from operating activities			81.2	154.7	111.2
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities			(10.0)	(42.6)	75.6
Investment in subsidiaries			5.0	(115.0)	(87.3)
Net cash (used in)/from investing activities			2.8	(157.6)	(11.7)
Cash flows used in/from financing activities:
Net cash (used in)/from financing activities			(84.6)	(44.5)	(44.5)
Cash and cash equivalents at beginning of period			45.0	92.4	37.4
Cash and cash equivalents at end of period (1)			44.4	45.0	92.4
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect			(0.6)	(47.4)	55.0
Proceeds from sales and maturities of fixed income securities — Trading			$ 7.8	0.0	$ 0.0
MVI
Cash flows (used in)/from investing activities:
Payments for acquisitions and investments, net of cash acquired		$ (0.8)		$ (0.4)

[1]	Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million, 2020 — $296.0 million) which are held in trusts.